SENIOR CONVERTIBLE NOTES (Schedule of Senior Note Maturities) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: current portion	$ (166,667)
Long Term	262,820
Notes Payable to Shareholder [Member]
Debt Instrument [Line Items]
2014	166,667
2015	166,667
2016	96,153
Senior convertible note payable to stockholder	429,487
Less: current portion	(166,667)
Long Term	$ 262,820